Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision [Abstract]
Income tax expense	$ 1,948	$ 3,250	$ 2,924
Total	$ 1,948	$ 3,250	$ 2,924